ICON EQUITY INCOME FUND

Portfolio of Investments

March 31, 2022

Security Description	Shares	Value
Common Stock (96.48%)

Basic Materials (5.49%)
Eastman Chemical Co	21,100	$2,364,466
Neenah Inc	50,700	2,010,762
Total Basic Materials		4,375,228

Communications (8.99%)
Nexstar Media Group Inc	18,000	3,392,640
Vodafone Group PLC#	227,200	3,776,064
Total Communications		7,168,704

Consumer, Cyclical (17.12%)
Cummins Inc	13,100	2,686,941
Genuine Parts Co	25,900	3,263,918
Leggett & Platt Inc	45,400	1,579,920
MDC Holdings Inc	61,776	2,337,604
VF Corp	30,000	1,705,800
Whirlpool Corp	12,000	2,073,360
Total Consumer, Cyclical		13,647,543

Consumer, Non-Cyclical (13.24%)
AbbVie Inc	22,561	3,657,364
Altria Group Inc	7,600	397,100
Bristol-Myers Squibb Co	61,500	4,491,345
Philip Morris International Inc	15,000	1,409,100
Rent-A-Center Inc	24,000	604,560
Total Consumer, Non-Cyclical		10,559,469

Energy (2.11%)
Baker Hughes Co	46,108	1,678,792

Financial (27.81%)
Huntington Bancshares Inc	150,900	2,206,158
JPMorgan Chase & Co	11,953	1,629,433
Kearny Financial Corp	149,400	1,924,272
Lincoln National Corp	70,800	4,627,488
New York Community Bancorp Inc	246,700	2,644,624
OceanFirst Financial Corp	122,300	2,458,230
Prudential Financial Inc	31,500	3,722,355
US Bancorp	29,600	1,573,240
Webster Financial Corp	24,900	1,397,388
Total Financial		22,183,188

Industrial (9.30%)
Hubbell Inc	8,300	1,525,291
Lockheed Martin Corp	6,800	3,001,520
Packaging Corp of America	12,700	1,982,597
Union Pacific Corp	3,329	909,516
Total Industrial		7,418,924

Technology (6.51%)
International Business Machines Corp	5,900	767,118
Texas Instruments Inc	13,500	2,476,980
Xerox Holdings Corp	96,600	1,948,422
Total Technology		5,192,520

Utilities (5.91%)
Evergy Inc	29,500	2,016,030
Otter Tail Corp	43,100	2,693,750
Total Utilities		4,709,780

Total Common Stock (Cost $64,695,390)		76,934,148

Preferred Stock (1.09%)

Financial (1.09%)
Annaly Capital Management Inc, 6.950%	10,000	243,100
Argo Group US Inc, 6.500%	24,907	624,169
Total Financial		867,269

Total Preferred Stock (Cost $884,135)		867,269

Corporate Debt (0.77%)	Par Value	Value
Consumer, Non-Cyclical (0.25%)
Conagra Brands Inc, 7.125%, 10/1/2026	175,000	199,580

Financial (0.52%)
JPMorgan Chase & Co, 3M US LIBOR + 3.470%(a),(b)	170,000	170,000
Principal Financial Group Inc, 3M US LIBOR + 3.044%, 5/15/2055(b)	250,000	242,500
Total Financial		412,500

Total Corporate Debt (Cost $608,226)		612,080

Investment Companies (2.11%)	Shares

Mutual Funds (1.82%)
Templeton Global Income Fund#	202,060	1,016,362
Vertical Capital Income Fund	43,473	434,730
Total Mutual Funds		1,451,092

Money Market Funds (0.29%)
First American Government Obligations Fund (7-Day Yield, 0.190%)	221,430	221,430

Total Investment Companies (Cost $1,695,194)		1,672,522

Collateral Received For Securities on Loan (5.00%)
First American Government Obligations Fund - Class X (Cost $3,985,008)	3,985,008	3,985,008

Total Investments (Cost $67,882,946) (105.44%)		$84,071,027
Liabilities in Excess of Other Assets (-5.44%)		(4,334,109)
Net Assets (100.00%)		$79,736,918

#	Loaned security; a portion of the security is on loan at March 31, 2022 in the amount of $3,838,903.

(a)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(b)	Floating or variable rate security. The reference rate is described above. The rate in effect as of March 31, 2022 is based on the reference rate plus the displayed spread as of the security’s last reset date.